Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X 333,277,592 MUNICIPAL BONDS - 99.2%
X 333,277,592
Education and Civic Organizations - 18.7%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 720 3.500%, 8/01/25 No Opt. Call $ 695,261
130 4.000%, 8/01/28 8/26 at 100.00 121,815
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 910,878
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 99,609
1,000 5.000%, 7/01/36 7/24 at 102.00 961,460
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 190,281
710 5.250%, 7/01/37 7/25 at 100.00 705,122
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2016A:
300 4.000%, 7/01/24 No Opt. Call 298,308
135 4.000%, 7/01/25 No Opt. Call 132,714
195 4.000%, 7/01/26 7/25 at 100.00 189,963
300 4.000%, 7/01/27 7/25 at 100.00 289,458
370 4.000%, 7/01/28 7/25 at 100.00 353,380
225 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 216,104
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
10/23 at 101.00 648,122
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
660 4.500%, 7/01/26 No Opt. Call 636,906
40 5.000%, 7/01/36 7/26 at 100.00 35,826
1,485 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call 1,433,248
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 879,148
Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 941,230
500 5.000%, 7/01/36 7/26 at 100.00 462,845
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 1,405,941
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
10/23 at 100.00 1,380,607
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 1,049,298
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 2,801,652
655 5.000%, 5/01/37 5/27 at 100.00 623,180
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 1,629,200
2,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/48 , (WI/DD)
3/33 at 100.00 2,135,400

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
$ 140 3.000%, 12/01/23 No Opt. Call $ 139,423
105 4.000%, 12/01/24 No Opt. Call 104,091
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Gustavus Adolfus College, Series 2013-7W:
500 5.000%, 10/01/23 No Opt. Call 500,490
1,000 4.250%, 10/01/28 10/23 at 100.00 1,000,500
160 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021, 4.000%, 3/01/31
No Opt. Call 168,461
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 1,247,350
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 1,303,678
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
500 4.000%, 10/01/32 10/30 at 100.00 508,725
200 4.000%, 10/01/34 10/30 at 100.00 201,740
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 670,649
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 1,030,610
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 807,060
435 4.000%, 10/01/50 10/30 at 100.00 396,520
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 790,746
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 9/23 at 100.00 2,000,340
775 4.000%, 4/01/26 9/23 at 100.00 775,171
300 4.000%, 4/01/27 9/23 at 100.00 300,081
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 758,167
525 4.000%, 10/01/35 10/27 at 100.00 527,326
850 4.000%, 10/01/36 10/27 at 100.00 841,347
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 5.000%, 10/01/34
10/29 at 100.00 1,347,688
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 947,670
1,000 5.000%, 10/01/47 10/30 at 100.00 1,026,970
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call 462,060
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call 723,471
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 1,176,006
Moorhead, Minnesota, Educational Facilities Revenue
Bonds, The Concordia College Corporation Project, Series
2016:
980 4.000%, 12/01/30 12/25 at 100.00 969,984
1,060 4.000%, 12/01/32 12/25 at 100.00 1,044,365
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 882,079
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 57,296
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38, 144A
7/27 at 100.00 710,902

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 $ 3,025,584
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38, 144A
6/25 at 100.00 188,604
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 296,182
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A, 5.000%, 7/01/35
7/25 at 100.00 835,803
700 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/33
10/23 at 100.00 691,397
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
10/23 at 100.00 245,856
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 2,573,552
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.000%, 12/01/43
12/26 at 102.00 467,345
University of Minnesota, General Obligation Bonds, Series
2014B:
1,000 4.000%, 1/01/31 1/24 at 100.00 1,000,730
1,000 4.000%, 1/01/32 1/24 at 100.00 1,000,740
1,000 4.000%, 1/01/34 1/24 at 100.00 1,000,630
5,460 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/44
4/29 at 100.00 5,783,996
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
90 3.750%, 6/01/26 6/24 at 100.00 85,448
10 4.500%, 6/01/36 6/24 at 100.00 8,345
225 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A, 3.000%,
12/01/30
12/25 at 102.50 200,288
690 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 627,334
Total Education and Civic Organizations 62,679,756
Health Care - 16.7%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 3,334,446
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 1,114,532
1,040 4.000%, 4/01/32 4/27 at 100.00 1,004,484
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 932,650
1,045 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 5.000%, 2/15/33
2/28 at 100.00 1,091,074
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 606,562
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 225,413

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 $ 1,404,774
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 10/23 at 100.00 650,740
400 4.000%, 4/01/26 10/23 at 100.00 392,540
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 2,037,800
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 510,504
405 5.000%, 5/01/32 5/27 at 100.00 416,190
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
470 4.000%, 11/15/37 11/31 at 100.00 454,852
1,500 4.000%, 11/15/38 11/31 at 100.00 1,443,810
3,000 4.000%, 11/15/39 11/31 at 100.00 2,860,470
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 632,961
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,190 5.000%, 11/15/28 11/25 at 100.00 1,214,693
1,100 5.000%, 11/15/29 11/25 at 100.00 1,123,056
1,000 5.000%, 11/15/30 11/25 at 100.00 1,021,280
2,000 5.000%, 11/15/32 11/25 at 100.00 2,042,200
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
2,390 5.000%, 11/15/35 11/28 at 100.00 2,471,953
3,100 5.000%, 11/15/36 11/28 at 100.00 3,185,684
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B:
2,060 5.000%, 11/15/29 No Opt. Call 2,291,235
1,000 5.000%, 11/15/33 No Opt. Call 1,167,980
1,575 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,603,413
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
3,225 5.000%, 7/01/28 7/25 at 100.00 3,286,823
1,000 5.000%, 7/01/29 7/25 at 100.00 1,018,590
1,550 5.000%, 7/01/30 7/25 at 100.00 1,579,233
1,000 5.000%, 7/01/32 7/25 at 100.00 1,017,280
3,420 5.000%, 7/01/33 7/25 at 100.00 3,478,551
1,000 4.000%, 7/01/35 7/25 at 100.00 966,910
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call 1,607,205
1,000 5.000%, 11/15/28 11/27 at 100.00 1,037,430
1,000 5.000%, 11/15/34 11/27 at 100.00 1,036,130
1,745 4.000%, 11/15/35 11/27 at 100.00 1,675,462
625 4.000%, 11/15/36 11/27 at 100.00 595,469
1,305 4.000%, 11/15/37 11/27 at 100.00 1,232,664
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 1,212,396
1,140 5.000%, 9/01/29 9/24 at 100.00 1,151,012
Total Health Care 56,130,451

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 0.4%
$ 500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
10/23 at 100.00 $ 500,475
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put
11/01/24)
5/24 at 100.00 498,590
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 497,325
Total Housing/Multifamily 1,496,390
Housing/Single Family - 0.4%
105 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
9/23 at 100.00 105,023
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 119,486
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E:
670 1.850%, 1/01/29 No Opt. Call 599,791
400 1.900%, 7/01/29 No Opt. Call 355,692
Total Housing/Single Family 1,179,992
Industrials - 0.3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
12/23 at 100.00 1,002,130
Total Industrials 1,002,130
Long-Term Care - 9.9%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 203,100
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase
II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call 221,699
240 4.000%, 9/01/28 No Opt. Call 231,775
270 4.000%, 9/01/31 9/28 at 102.00 247,706
465 4.000%, 9/01/36 9/28 at 102.00 403,992
440 4.000%, 9/01/41 9/28 at 102.00 362,138
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
10/23 at 102.00 900,000
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 1,009,210
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 90,529
100 4.000%, 9/01/30 9/26 at 102.00 88,298
100 4.000%, 9/01/31 9/26 at 102.00 86,074
100 4.000%, 9/01/32 9/26 at 102.00 83,846
155 4.000%, 9/01/33 9/26 at 102.00 127,450
100 4.000%, 9/01/34 9/26 at 102.00 80,786
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
10/23 at 100.00 815,016
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 281,564
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
10/23 at 100.00 206,915
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
10/23 at 100.00 169,758

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
$ 1,000 4.600%, 1/01/27 10/23 at 100.00 $ 935,740
500 5.000%, 1/01/34 10/23 at 100.00 424,360
1,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%,
5/01/43
5/30 at 101.00 1,006,740
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 10/23 at 100.00 2,270,258
1,100 5.000%, 8/01/36, 144A 10/23 at 100.00 1,087,581
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 413,455
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/23 at 100.00 1,408,984
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 171,656
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 80,283
Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series
2015:
425 4.750%, 11/01/28 10/23 at 100.00 403,508
750 5.250%, 11/01/45 10/23 at 100.00 653,332
100 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.100%, 8/01/25
8/24 at 101.00 95,174
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call 379,042
Rochester, Minnesota, Health Care and Housing Revenue
Bonds, Samaritan Bethany, Inc. Project, Refunding Series
2017A:
775 3.875%, 8/01/26 8/25 at 100.00 744,178
805 4.000%, 8/01/27 8/25 at 100.00 765,209
2,000 4.000%, 8/01/30 8/25 at 100.00 1,804,840
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 338,301
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 848,050
2,565 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
10/23 at 100.00 2,382,398
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call 504,385
1,015 5.000%, 12/01/26 No Opt. Call 1,026,094
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
160 3.100%, 11/01/31, 144A 11/26 at 102.00 135,389
625 3.150%, 11/01/32, 144A 11/26 at 102.00 519,956
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 480,130
550 3.700%, 9/01/28 9/24 at 100.00 524,612
350 3.800%, 9/01/29 9/24 at 100.00 332,665
565 3.900%, 9/01/30 9/24 at 100.00 536,072
320 4.125%, 9/01/34 9/24 at 100.00 299,894

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,300 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call $ 1,285,661
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
10/23 at 100.00 2,002,531
Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020:
120 2.700%, 3/01/26 3/25 at 101.00 112,494
335 2.950%, 3/01/28 3/25 at 101.00 301,175
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
175 3.000%, 8/01/27 8/24 at 102.00 165,629
300 3.125%, 8/01/28 8/24 at 102.00 281,256
300 3.250%, 8/01/29 8/24 at 102.00 279,105
225 3.375%, 8/01/30 8/24 at 102.00 208,087
600 5.000%, 8/01/31 8/24 at 102.00 604,644
450 5.000%, 8/01/32 8/24 at 102.00 452,875
250 5.000%, 8/01/33 8/24 at 102.00 251,260
555 5.000%, 8/01/34 8/24 at 102.00 556,754
250 5.000%, 8/01/35 8/24 at 102.00 250,255
500 4.000%, 8/01/44 8/24 at 102.00 407,475
Total Long-Term Care 33,341,343
Tax Obligation/General - 29.0%
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 1,274,920
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 1,456,058
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 3,373,349
1,000 4.000%, 2/01/33 2/27 at 100.00 1,029,640
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 2,178,998
1,720 4.000%, 2/01/37 2/27 at 100.00 1,732,453
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
11/23 at 100.00 2,002,200
2,380 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%,
2/01/45
2/32 at 100.00 2,268,925
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 1,005,000
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 1,301,588
Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A:
1,515 4.000%, 2/01/42 2/31 at 100.00 1,480,488
1,450 4.000%, 2/01/45 2/31 at 100.00 1,394,088
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 984,390
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 3,262,297
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
4.000%, 2/01/32
2/28 at 100.00 1,595,775

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 $ 2,571,979
Fridley Independent School District 14, Anoka County,
Minnesota, General Obligation Bonds, Alternative Facility,
Series 2016B:
2,620 5.000%, 2/01/27 2/26 at 100.00 2,727,001
1,075 4.000%, 2/01/28 2/26 at 100.00 1,096,908
GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General
Obligation School Building Bonds, Series 2023A:
1,090 5.000%, 2/01/41 2/31 at 100.00 1,162,180
1,980 5.000%, 2/01/42 2/31 at 100.00 2,103,908
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 1,546,316
1,345 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/28
2/26 at 95.70 1,145,200
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 6,093,009
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/35
2/31 at 100.00 1,756,948
1,000 Jordan Independent School District 717, Scott County, Minnesota,
General Obligation Bonds, School Building Series 2023A, 5.000%,
2/01/39
2/31 at 100.00 1,072,350
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 2,668,672
Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 1,526,679
500 4.000%, 12/01/35 12/26 at 100.00 512,435
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013A, 5.000%, 8/01/25
11/23 at 100.00 2,005,440
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 5,203,071
Minnetonka Independent School District 276, Hennepin
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2023B:
210 5.000%, 2/01/38 2/32 at 100.00 228,776
500 5.000%, 2/01/42 2/32 at 100.00 536,330
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 503,860
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 1,492,139
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 2,119,064
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 820,063
Northland Independent School District 118, Minnesota,
General Obligation Bonds, Series 2016A:
560 3.000%, 2/01/27 2/24 at 100.00 552,759
1,185 3.000%, 2/01/29 2/24 at 100.00 1,179,822
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 1,548,390
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 1,032,775

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 $ 917,831
2,665 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B, 4.000%, 2/01/41
2/32 at 100.00 2,627,717
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 1,241,188
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 4,648,738
1,020 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 5.000%,
2/01/39
2/32 at 100.00 1,102,579
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 1,112,936
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
10/23 at 100.00 575,276
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 1,185,209
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 1,225,490
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/39
2/30 at 100.00 1,687,097
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%,
2/01/27
2/24 at 100.00 1,238,896
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 1,354,459
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 2,061,380
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 2,034,240
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 940,602
2,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/28
2/24 at 100.00 2,006,760
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 1,789,177
Total Tax Obligation/General 97,295,818
Tax Obligation/Limited - 9.6%
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 48,708
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 1,440,382
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 1,030,030
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Grant Park Project, Refunding Series 2015:
495 3.650%, 3/01/24 10/23 at 100.00 492,703
200 3.800%, 3/01/25 10/23 at 100.00 197,510
200 4.000%, 3/01/27 10/23 at 100.00 197,478
165 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24
10/23 at 100.00 164,771

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy
Tower Project, Series 2015:
$ 765 4.000%, 3/01/25 3/24 at 100.00 $ 758,245
500 5.000%, 3/01/29 3/24 at 100.00 500,205
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 1,179,021
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 978,058
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 3,230,784
205 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/37
8/31 at 100.00 182,637
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
3,295 4.000%, 8/01/39 8/31 at 100.00 3,224,684
2,385 4.000%, 8/01/40 8/31 at 100.00 2,315,716
1,900 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 2,033,247
1,280 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A, 5.000%, 8/01/42 , (WI/DD)
8/33 at 100.00 1,367,302
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
10/23 at 100.00 1,186,718
New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease
With Option to Purchase Project, Public Series 2023:
445 5.000%, 2/01/27 No Opt. Call 454,750
470 5.000%, 2/01/28 No Opt. Call 481,162
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 595,030
350 3.250%, 2/01/30 2/25 at 100.00 342,751
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
235 4.000%, 5/01/26 No Opt. Call 239,552
175 4.000%, 5/01/27 No Opt. Call 179,788
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call 1,290,755
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
630 5.000%, 2/01/30 2/25 at 100.00 641,995
725 4.000%, 2/01/38 2/25 at 100.00 718,613
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 1,662,118
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 261,751
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 746,936
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health
Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%,
10/01/29
10/25 at 100.00 3,432,975
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
375 4.000%, 2/01/26 No Opt. Call 371,782
250 4.000%, 2/01/34 2/31 at 100.00 244,218
175 4.000%, 2/01/38 2/31 at 100.00 160,639
Total Tax Obligation/Limited 32,353,014

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 7.3%
$ 1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 $ 1,090,210
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
1,250 5.000%, 1/01/28, (AMT) No Opt. Call 1,307,187
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 1,844,773
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,064,300
2,920 5.000%, 1/01/44, (AMT) 7/29 at 100.00 2,975,451
1,580 5.000%, 1/01/49, (AMT) 7/29 at 100.00 1,604,048
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 1,105,220
2,310 5.000%, 1/01/35 1/27 at 100.00 2,424,992
180 5.000%, 1/01/36 1/27 at 100.00 188,138
1,245 5.000%, 1/01/46 1/27 at 100.00 1,272,290
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
2,980 5.000%, 1/01/29, (AMT) No Opt. Call 3,152,363
1,000 5.000%, 1/01/32, (AMT) No Opt. Call 1,087,930
2,325 5.000%, 1/01/33, (AMT) 1/32 at 100.00 2,526,810
855 5.000%, 1/01/35, (AMT) 1/32 at 100.00 923,075
2,000 5.250%, 1/01/47, (AMT) 1/32 at 100.00 2,080,880
Total Transportation 24,647,667
U.S. Guaranteed - 2.3% (c)
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.500%, 10/01/28, (Pre-refunded 11/07/23)
11/23 at 100.00 2,000,240
570 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2013B, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 572,297
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 1,138,863
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 2,365,729
1,150 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/32, (Pre-refunded 1/01/24)
1/24 at 100.00 1,156,107
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-
refunded 2/01/26)
2/26 at 100.00 508,155
Total U.S. Guaranteed 7,741,391
Utilities - 4.6%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A:
475 4.000%, 12/01/28 12/24 at 100.00 479,764
495 4.000%, 12/01/29 12/24 at 100.00 500,188
Hutchinson, Minnesota, Public Utility Revenue Bonds,
Refunding Series 2012A:
580 5.000%, 12/01/25 10/23 at 100.00 580,678
670 5.000%, 12/01/26 10/23 at 100.00 670,784
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225 4.000%, 12/01/27 No Opt. Call 230,762
100 4.000%, 12/01/33 12/28 at 100.00 102,925
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 656,860
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 508,085
500 5.000%, 10/01/30 10/24 at 100.00 507,980

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 $ 1,001,580
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
10/23 at 100.00 1,431,416
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 744,720
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 1,049,630
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 974,289
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call 97,148
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 2,540,100
1,000 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 915,870
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 1,383,741
1,000 5.000%, 1/01/33 1/26 at 100.00 1,033,120
Total Utilities 15,409,640
Total Municipal Bonds
(cost $341,880,203) 333,277,592
Total Long-Term Investments
(cost $341,880,203) 333,277,592
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.6%
X 2,110,000 MUNICIPAL BONDS - 0.6%
X 2,110,000
Health Care - 0.6%
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 2,110 2.300%, 11/15/48, (Mandatory Put 9/08/23) (d) 9/23 at 100.00 $ 2,110,000
Total Health Care 2,110,000
Total Municipal Bonds
(cost $2,110,000) 2,110,000
Total Short-Term Investments
(cost $2,110,000) 2,110,000
Total Investments
(cost $343,990,203) - 99.8% 335,387,592
Other Assets & Liabilities, Net - 0.2% 697,153
Net Assets - 100% $ 336,084,745

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 333,277,592 $ – $ 333,277,592
Short-Term Investments:
Municipal Bonds – 2,110,000 – 2,110,000
Total
$ – $ 335,387,592 $ – $ 335,387,592
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.8%
X 541,196,054 MUNICIPAL BONDS - 98.8%
X 541,196,054
Education and Civic Organizations - 17.9%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 $ 101,902
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 2,460,815
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 96,146
2,000 5.000%, 7/01/47 7/24 at 102.00 1,764,120
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 670,363
500 5.500%, 7/01/50 7/25 at 100.00 491,690
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
10/23 at 101.00 1,027,798
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 943,690
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 89,564
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 4,816,284
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 594,882
1,000 5.000%, 7/01/34 7/24 at 100.00 962,700
525 5.000%, 7/01/44 7/24 at 100.00 473,387
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 3,523,350
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 954,842
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 1,343,846
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Northeast College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 359,021
100 5.000%, 7/01/55 7/30 at 100.00 79,259
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
500 6.000%, 7/01/33 10/23 at 100.00 500,220
3,815 6.000%, 7/01/43 10/23 at 100.00 3,815,420
1,260 6.125%, 7/01/48 10/23 at 100.00 1,260,201
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 2,231,080
4,700 5.000%, 5/01/47 5/27 at 100.00 4,169,323
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 1,001,840
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Series 2023:
2,380 5.000%, 3/01/41 , (WI/DD) 3/33 at 100.00 2,596,056
4,000 5.000%, 3/01/53 , (WI/DD) 3/33 at 100.00 4,251,240
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 434,390

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunidng Series 2021:
$ 125 4.000%, 3/01/35 3/31 at 100.00 $ 128,796
155 4.000%, 3/01/36 3/31 at 100.00 158,500
100 4.000%, 3/01/37 3/31 at 100.00 101,013
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 995,030
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 672,685
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 359,936
385 5.000%, 10/01/34 10/25 at 100.00 396,065
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2016-8-N:
800 4.000%, 10/01/34 10/26 at 100.00 800,528
975 4.000%, 10/01/35 10/26 at 100.00 968,624
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 807,060
3,000 4.000%, 10/01/50 10/30 at 100.00 2,734,620
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 958,480
575 4.125%, 10/01/41 10/30 at 100.00 544,910
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 1,036,750
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 98,982
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
1,000 4.000%, 10/01/31 10/29 at 100.00 1,016,200
2,000 5.000%, 10/01/40 10/29 at 100.00 2,064,220
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
500 4.000%, 10/01/40 10/30 at 100.00 470,355
1,490 4.125%, 10/01/42 10/30 at 100.00 1,398,529
500 4.125%, 10/01/42 10/30 at 100.00 469,305
2,045 5.000%, 10/01/47 10/30 at 100.00 2,100,154
645 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38, (AMT)
11/27 at 100.00 579,694
1,950 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 1,965,132
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 974,365
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 112,598
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 1,225,296
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A:
240 5.500%, 7/01/38, 144A 7/27 at 100.00 240,305
685 5.500%, 7/01/52, 144A 7/27 at 100.00 653,558
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 2,143,800
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
1,000 5.750%, 9/01/46 9/26 at 100.00 991,180
500 6.000%, 9/01/51 9/26 at 100.00 500,940

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 4,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 $ 3,198,040
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 891,820
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 1,416,177
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 4.000%, 9/01/31
9/24 at 102.00 682,397
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 1,564,600
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 577,094
1,030 5.375%, 7/01/50 7/25 at 100.00 943,305
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 1,066,545
2,620 5.000%, 7/01/55 7/27 at 102.00 2,220,345
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
500 5.000%, 7/01/33 10/23 at 100.00 493,855
1,450 5.000%, 7/01/44 10/23 at 100.00 1,296,198
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
2,035 5.000%, 10/01/41 10/26 at 100.00 1,801,993
380 5.125%, 10/01/48 10/26 at 100.00 327,917
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 1,325,760
St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 467,345
500 5.125%, 12/01/49 12/26 at 102.00 460,420
University of Minnesota, General Obligation Bonds, Series
2014B:
2,235 4.000%, 1/01/33 1/24 at 100.00 2,236,542
2,000 4.000%, 1/01/34 1/24 at 100.00 2,001,260
1,945 University of Minnesota, General Obligation Bonds, Series 2017A, 5.000%,
9/01/38
9/27 at 100.00 2,038,302
3,055 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/39
4/29 at 100.00 3,260,663
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
6/24 at 100.00 15,751
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Math and Science Academy Building Company,
Refunding Series 2020A:
390 4.000%, 12/01/40 12/25 at 102.50 329,308
450 4.000%, 12/01/50 12/25 at 102.50 349,353
660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 469,940
Total Education and Civic Organizations 98,115,969

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 17.7%
Chippewa County, Minnesota, Gross Revenue Hospital
Bonds, Montevideo Hospital Project, Refunding Series
2016:
$ 500 4.000%, 3/01/32 3/26 at 100.00 $ 487,955
2,000 4.000%, 3/01/37 3/26 at 100.00 1,822,380
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
550 3.000%, 4/01/26 No Opt. Call 530,260
485 5.000%, 4/01/41 4/27 at 100.00 488,473
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 513,770
580 4.250%, 2/15/43 2/28 at 100.00 538,443
13,115 5.000%, 2/15/48 2/28 at 100.00 13,141,624
3,000 5.000%, 2/15/53 2/28 at 100.00 2,989,110
1,000 5.250%, 2/15/53 2/28 at 100.00 1,007,700
2,590 5.250%, 2/15/58 2/28 at 100.00 2,598,003
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 381,272
175 4.000%, 6/15/38 6/31 at 100.00 153,764
175 4.000%, 6/15/39 6/31 at 100.00 151,716
570 3.000%, 6/15/44 6/31 at 100.00 380,948
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 395,393
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 1,246,987
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 10/23 at 100.00 488,370
760 4.000%, 4/01/31 10/23 at 100.00 736,820
1,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 931,860
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 438,311
430 5.000%, 5/01/32 5/27 at 100.00 441,881
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
2,725 4.000%, 11/15/37 11/31 at 100.00 2,637,173
10,360 4.000%, 11/15/39 11/31 at 100.00 9,878,157
1,000 4.000%, 11/15/40 11/31 at 100.00 947,610
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 534,125
485 4.000%, 11/15/40 11/25 at 100.00 440,021
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
1,000 5.000%, 11/15/35 11/28 at 100.00 1,034,290
3,965 4.000%, 11/15/48 11/28 at 100.00 3,310,616
2,500 5.000%, 11/15/49 11/28 at 100.00 2,511,525
2,400 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/33
No Opt. Call 2,803,152
6,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 6,841,900
12,085 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 12,303,013

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
$ 5,200 5.000%, 7/01/29 7/25 at 100.00 $ 5,296,668
4,110 5.000%, 7/01/30 7/25 at 100.00 4,187,515
4,075 4.000%, 7/01/35 7/25 at 100.00 3,940,158
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
2,135 5.000%, 11/15/27 No Opt. Call 2,226,720
755 4.000%, 11/15/36 11/27 at 100.00 719,326
640 4.000%, 11/15/37 11/27 at 100.00 604,525
2,830 4.000%, 11/15/43 11/27 at 100.00 2,493,852
1,245 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
10/23 at 100.00 1,245,162
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 1,958,299
1,410 5.000%, 9/01/34 9/24 at 100.00 1,418,982
Total Health Care 97,197,829
Housing/Multifamily - 0.6%
1,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 994,650
2,430 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
9/23 at 100.00 2,424,265
Total Housing/Multifamily 3,418,915
Housing/Single Family - 0.8%
10 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
9/23 at 100.00 9,331
35 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
9/23 at 100.00 34,964
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 351,079
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
460 1.550%, 7/01/25, (AMT) No Opt. Call 439,741
370 1.700%, 7/01/26, (AMT) No Opt. Call 347,053
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D:
220 1.625%, 1/01/26, (AMT) No Opt. Call 207,304
205 1.650%, 7/01/26, (AMT) No Opt. Call 191,287
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call 424,180
460 1.350%, 7/01/27, (AMT) No Opt. Call 418,223
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call 342,110
390 1.600%, 7/01/28, (AMT) No Opt. Call 348,461
485 1.750%, 1/01/29, (AMT) No Opt. Call 431,873
485 1.800%, 7/01/29, (AMT) No Opt. Call 428,784
245 1.900%, 1/01/30, (AMT) No Opt. Call 215,267
240 1.950%, 7/01/30, (AMT) No Opt. Call 209,681
Total Housing/Single Family 4,399,338

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 0.4%
$ 2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/23 at 100.00 $ 2,154,757
Total Industrials 2,154,757
Long-Term Care - 8.2%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 1,701,532
840 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/51
9/28 at 102.00 634,746
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
5.000%, 9/01/43
10/23 at 102.00 949,100
Center City, Minnesota, Health Care Facilities Revenue
Bonds, Hazelden Betty Ford Foundation Project, Series
2014:
375 4.000%, 11/01/39 11/24 at 100.00 338,389
500 5.000%, 11/01/44 11/24 at 100.00 500,410
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 409,310
1,500 5.000%, 9/01/52 9/26 at 102.00 1,161,615
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
10/23 at 100.00 1,481,040
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 1,354,260
Cloquet, Minnesota, Housing Facilities Revenue Bonds,
HADC Cloquet LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 191,792
700 4.000%, 8/01/41 8/28 at 102.00 521,213
200 4.000%, 8/01/48 8/28 at 102.00 136,100
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
10/23 at 100.00 952,720
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 10/23 at 100.00 464,974
1,175 5.250%, 1/01/46 10/23 at 100.00 909,356
1,250 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%,
5/01/48
5/30 at 101.00 1,243,213
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
10/23 at 100.00 1,090,103
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 375,235
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/23 at 100.00 1,163,516
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 335,016
1,000 5.000%, 7/01/49 7/25 at 102.00 815,520
1,250 5.000%, 7/01/54 7/25 at 102.00 990,538
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 152,628
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
10/23 at 100.00 1,306,665
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 267,144

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 $ 1,898,000
1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/23 at 100.00 1,033,225
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 1,001,632
2,700 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 2,134,998
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
10/23 at 100.00 44,747
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series
2018, 5.000%, 10/01/43
10/23 at 100.00 807,200
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 3,815,280
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
1,175 5.000%, 12/01/29 No Opt. Call 1,188,078
300 5.000%, 12/01/30 No Opt. Call 302,514
1,750 5.000%, 12/01/36 12/30 at 100.00 1,716,662
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 390,834
1,015 4.000%, 11/01/42, 144A 11/26 at 102.00 784,656
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
400 4.000%, 9/01/32 9/24 at 100.00 377,132
500 4.100%, 9/01/33 9/24 at 100.00 472,100
315 4.200%, 9/01/36 9/24 at 100.00 290,565
300 4.250%, 9/01/37 9/24 at 100.00 274,998
1,000 5.000%, 9/01/42 9/24 at 100.00 962,030
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 564,864
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
10/23 at 100.00 1,998,351
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
650 5.000%, 8/01/49 8/24 at 102.00 602,829
5,000 5.000%, 8/01/54 8/24 at 102.00 4,554,400
Total Long-Term Care 44,661,230
Tax Obligation/General - 21.6%
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/43
2/28 at 100.00 1,109,935
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 2,173,728
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
2,225 4.000%, 2/01/42 2/27 at 100.00 2,172,690
3,600 4.000%, 2/01/43 2/27 at 100.00 3,504,672

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
$ 1,090 4.000%, 2/01/36 2/27 at 100.00 $ 1,104,039
1,880 4.000%, 2/01/38 2/27 at 100.00 1,882,087
2,715 4.000%, 2/01/41 2/27 at 100.00 2,678,402
2,260 4.000%, 2/01/42 2/27 at 100.00 2,215,410
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 1,141,324
2,000 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%,
2/01/53
2/32 at 100.00 1,864,620
Cloquet Independent School District 94, Carlton and Sant
Louis Counties, Minnesota, General Obligation Bonds,
School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 1,019,840
1,000 4.000%, 2/01/36 2/25 at 100.00 1,005,000
Corcoran, Minnesota, General Obligation Bonds, Series
2023A:
625 4.000%, 2/01/40 - BAM Insured 2/31 at 100.00 619,900
3,605 4.000%, 2/01/48 - BAM Insured 2/31 at 100.00 3,428,427
Dawson-Boyd Independent School District 378, Yellow
Medicine County, Minnesota, General Obligation Bonds,
School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 1,185,831
1,145 4.000%, 2/01/32 2/28 at 100.00 1,186,071
Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A:
1,225 4.000%, 2/01/44 2/31 at 100.00 1,184,207
500 4.000%, 2/01/45 2/31 at 100.00 480,720
Duluth Independent School District 709, Saint Louis
County, Minnesota, General Obligation Bonds, Capital
Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 984,488
1,480 0.000%, 2/01/32 2/28 at 92.24 1,052,162
535 0.000%, 2/01/33 2/28 at 89.86 363,062
1,300 Eden Prairie Independent School District 272, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2019B,
4.000%, 2/01/31
2/28 at 100.00 1,349,296
3,000 Farmington Independent School District 192, Dakota County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2023A,
5.000%, 2/01/25
No Opt. Call 3,068,940
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 457,810
2,450 GFW Independent School District No. 2365, Sibley, Renville, McLeod
and Nicollet Counties, Minnesota, General Obligation School Building
Bonds, Series 2023A, 5.000%, 2/01/48
2/31 at 100.00 2,574,068
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 550,473
705 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/39
2/30 at 100.00 753,821
1,915 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2022B, 5.000%, 12/01/38
12/32 at 100.00 2,146,179
3,855 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 4,291,232
1,400 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,379,476
1,935 Independent School District No. 115, Cass Lake-Bena Public Schools,
Minnesota, Cass Beltrami and Hubbard Counties, General Obligation
School Building Bonds, Series 2023A, 5.000%, 2/01/37
2/31 at 100.00 2,126,739

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/36
2/31 at 100.00 $ 1,281,392
Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building
Series 2023A:
1,200 5.000%, 2/01/37 2/31 at 100.00 1,310,724
600 5.000%, 2/01/38 2/31 at 100.00 648,906
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 516,750
Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 10/23 at 100.00 650,252
500 4.000%, 1/01/45 - AGM Insured 10/23 at 100.00 499,980
Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A:
1,315 4.000%, 2/01/38 2/30 at 100.00 1,337,000
3,500 4.000%, 2/01/50 2/30 at 100.00 3,260,600
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2022A, 5.000%,
2/01/43
2/32 at 100.00 1,551,293
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 2,249,590
2,925 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/37
8/28 at 100.00 3,144,901
5,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/33
9/31 at 100.00 5,298,450
Minnetonka Independent School District 276, Hennepin
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2023B:
310 5.000%, 2/01/39 2/32 at 100.00 335,792
500 5.000%, 2/01/44 2/32 at 100.00 532,760
1,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Refunding Alternative Facilities
Series 2018E, 5.000%, 2/01/35
2/25 at 100.00 1,018,780
Montgomery Independent School District 2905, Minnesota,
General Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 251,930
500 4.000%, 2/01/36 2/25 at 100.00 503,860
Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
1,290 3.000%, 2/01/43 2/28 at 100.00 1,015,307
1,100 3.000%, 2/01/44 2/28 at 100.00 854,887
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 1,929,560
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 508,917
1,245 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B, 4.000%, 2/01/40
2/32 at 100.00 1,234,841
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 1,816,899
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 3,962,640
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 1,241,187

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 4,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 $ 4,100,320
Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building
Series 2023A:
1,070 5.000%, 2/01/40 2/32 at 100.00 1,152,497
1,285 4.000%, 2/01/42 2/32 at 100.00 1,241,310
1,700 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/31
2/29 at 100.00 1,787,091
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 768,544
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,000,270
Saint Michael Independent School District 885, Wright
County, Minnesota, General Obligation Bonds, School
Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 1,363,879
1,400 4.000%, 2/01/30 2/26 at 100.00 1,426,474
1,885 3.200%, 2/01/32 2/26 at 100.00 1,885,754
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 1,790,633
1,180 4.000%, 2/01/43 2/30 at 100.00 1,138,122
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 256,177
425 4.000%, 2/01/34 2/27 at 100.00 436,352
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 2,488,500
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 1,354,459
670 4.000%, 2/01/33 2/27 at 100.00 679,842
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 1,034,500
2,030 4.000%, 2/01/35 2/30 at 100.00 2,092,301
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 1,017,120
1,825 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 1,817,280
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Buidling Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 1,337,894
Total Tax Obligation/General 118,181,166
Tax Obligation/Limited - 11.3%
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call 765,158
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 280,150
500 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A, 5.000%, 12/15/44
12/32 at 100.00 484,525
1,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project,
Refunding First Lien Series 2017A, 5.000%, 12/15/30
12/26 at 100.00 1,052,050
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
10/23 at 100.00 130,163

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
10/23 at 100.00 $ 419,641
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 1,090,414
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 207,424
475 4.000%, 8/01/34 8/27 at 100.00 487,640
325 4.000%, 8/01/35 8/27 at 100.00 332,754
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 1,100,475
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 435,250
500 3.000%, 8/01/39 8/31 at 100.00 426,055
500 3.000%, 8/01/40 8/31 at 100.00 414,455
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
2,810 4.000%, 8/01/35 8/31 at 100.00 2,886,151
2,925 4.000%, 8/01/36 8/31 at 100.00 2,965,657
3,045 4.000%, 8/01/37 8/31 at 100.00 3,048,015
3,165 4.000%, 8/01/38 8/31 at 100.00 3,102,871
1,000 4.000%, 8/01/43 8/31 at 100.00 933,000
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,902,250
1,905 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 2,038,598
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2023A:
1,375 5.000%, 8/01/43 , (WI/DD) 8/33 at 100.00 1,464,712
1,200 5.000%, 8/01/44 , (WI/DD) 8/33 at 100.00 1,274,562
New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease
With Option to Purchase Project, Public Series 2023:
1,480 5.000%, 2/01/38 2/28 at 100.00 1,457,534
2,790 5.125%, 2/01/43 2/28 at 100.00 2,731,103
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 1,456,961
580 3.750%, 2/01/36 2/25 at 100.00 566,985
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 4,380,580
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 1,003,820
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 179,974
200 4.000%, 5/01/32 5/27 at 100.00 204,854
100 4.000%, 5/01/33 5/27 at 100.00 102,400
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 4,499,730
6,077 5.000%, 7/01/58 7/28 at 100.00 5,897,121
2,049 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 1,943,558
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call 1,216,469

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
$ 355 5.000%, 2/01/32 2/25 at 100.00 $ 361,613
520 5.000%, 2/01/34 2/25 at 100.00 529,615
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
160 4.250%, 4/01/25 10/23 at 100.00 157,845
430 4.875%, 4/01/30 10/23 at 100.00 426,052
1,665 5.250%, 4/01/43 10/23 at 100.00 1,567,864
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 2,610,753
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B:
1,005 4.000%, 2/01/36 2/29 at 100.00 1,033,321
1,000 4.000%, 2/01/37 2/29 at 100.00 1,021,690
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
320 4.000%, 2/01/28 No Opt. Call 317,139
330 4.000%, 2/01/30 No Opt. Call 326,007
280 4.000%, 2/01/32 2/31 at 100.00 274,689
435 4.000%, 2/01/41 2/31 at 100.00 385,823
Total Tax Obligation/Limited 61,895,470
Transportation - 9.0%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,000 5.000%, 1/01/31 1/24 at 100.00 2,007,340
1,175 5.000%, 1/01/32 1/24 at 100.00 1,179,324
750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/26, (AMT)
1/24 at 100.00 751,283
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
30 5.000%, 1/01/31 7/29 at 100.00 32,892
1,000 5.000%, 1/01/33 7/29 at 100.00 1,090,210
70 5.000%, 1/01/37 7/29 at 100.00 74,705
1,560 5.000%, 1/01/49 7/29 at 100.00 1,611,823
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
2,710 5.000%, 1/01/32, (AMT) 7/29 at 100.00 2,884,253
2,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 2,374,221
2,500 5.000%, 1/01/44, (AMT) 7/29 at 100.00 2,547,475
13,070 5.000%, 1/01/49, (AMT) 7/29 at 100.00 13,268,925
8,080 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 8,291,050
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%,
1/01/34, (AMT)
1/27 at 100.00 492,100
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%,
1/01/52
1/32 at 100.00 2,084,500
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
2,510 5.000%, 1/01/40, (AMT) 1/32 at 100.00 2,605,405
7,700 5.000%, 1/01/47, (AMT) 1/32 at 100.00 7,879,872
Total Transportation 49,175,378

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 1.1% (c)
$ 2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 $ 2,004,020
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 1,656,528
1,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 1,005,310
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-
refunded 2/01/26)
2/26 at 100.00 1,554,954
Total U.S. Guaranteed 6,220,812
Utilities - 10.2%
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,241,748
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 134,371
1,335 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 1,318,660
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 1,008,270
1,000 4.000%, 10/01/32 10/24 at 100.00 1,007,250
2,795 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 2,870,269
Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A:
2,000 5.000%, 12/01/42 12/26 at 100.00 2,051,020
1,500 5.000%, 12/01/47 12/26 at 100.00 1,532,790
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 399,032
1,610 4.000%, 10/01/33 10/27 at 100.00 1,628,918
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 363,083
270 4.000%, 10/01/29 10/27 at 100.00 276,240
2,500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 2,287,825
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,074,449
300 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/34
10/27 at 100.00 268,422
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,003,035
4,905 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/32 at 100.00 4,761,578
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
10,530 0.000%, 1/01/24 - NPFG Insured No Opt. Call 10,404,061
5,005 0.000%, 1/01/25 - NPFG Insured No Opt. Call 4,765,261
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call 5,705,870
Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 235,095
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 260,967

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 10,765 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 $ 11,176,976
Total Utilities 55,775,190
Total Municipal Bonds
(cost $566,352,538) 541,196,054
Total Long-Term Investments
(cost $566,352,538) 541,196,054
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.8%
X 9,500,000 MUNICIPAL BONDS - 1.8%
X 9,500,000
Health Care - 1.5%
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 6,000 2.300%, 11/15/48, (Mandatory Put 9/08/23) (d) 9/23 at 100.00 $ 6,000,000
2,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.400%, 11/15/38, (Mandatory Put 9/15/23) (d)
9/23 at 100.00 2,000,000
Total Health Care 8,000,000
Housing/Single Family - 0.3%
$ 1,500 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016F, 3.450%, 1/01/41, (AMT), (Mandatory Put 9/15/23) (d)
9/23 at 100.00 1,500,000
Total Housing/Single Family 1,500,000
Total Municipal Bonds
(cost $9,500,000) 9,500,000
Total Short-Term Investments
(cost $9,500,000) 9,500,000
Total Investments
(cost $575,852,538) - 100.6% 550,696,054
Other Assets & Liabilities, Net - (0.6)% (3,037,535)
Net Assets - 100% $ 547,658,519

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 541,196,054 $ – $ 541,196,054
Short-Term Investments:
Municipal Bonds – 9,500,000 – 9,500,000
Total
$ – $ 550,696,054 $ – $ 550,696,054
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X 96,027,622 MUNICIPAL BONDS - 98.5%
X 96,027,622
Education and Civic Organizations - 8.6%
$ 1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 $ 1,532,670
1,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 890,820
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 1,273,416
1,000 Nebraska State Colleges, Student Fees and Facilities Revenue Bonds,
Board of Trustees, Wayne State College Series 2023, 5.000%, 7/01/48 -
AGM Insured
7/33 at 100.00 1,052,280
Saline County, Nebraska, Educational Facilities Revenue
Bonds, Doane College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 321,923
445 3.000%, 2/15/35 2/29 at 100.00 389,459
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 383,235
450 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2022, 4.000%, 3/15/29 - AGM Insured
1/27 at 100.00 460,485
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 1,001,730
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 1,058,270
Total Education and Civic Organizations 8,364,288
Health Care - 8.5%
200 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 195,662
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 534,445
300 4.000%, 11/15/41 11/30 at 100.00 278,103
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 184,476
1,060 5.000%, 11/15/47 5/27 at 100.00 1,067,664
650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28
5/26 at 100.00 677,657
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 774,977
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 495,630
2,000 5.000%, 11/01/45 11/25 at 100.00 2,006,740
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 257,420
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
500 5.000%, 7/01/34 7/25 at 100.00 508,445
435 5.000%, 7/01/35 7/25 at 100.00 441,534

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 $ 875,858
Total Health Care 8,298,611
Housing/Single Family - 0.8%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 625,607
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 73,601
45 1.950%, 9/01/37 3/30 at 100.00 38,313
Total Housing/Single Family 737,521
Long-Term Care - 3.3%
3,700 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities
Obligated Group, Series 2019A, 4.000%, 1/01/49
1/26 at 102.00 3,231,543
Total Long-Term Care 3,231,543
Tax Obligation/General - 39.6%
600 Adams County School District 18, Nebraska, General Obligation Bonds,
Hastings Public Schools, Series 2019, 4.000%, 12/15/38
5/29 at 100.00 579,504
500 Adams County, Nebraska, General Obligation Bonds, Series 2023A,
5.000%, 12/15/42
1/28 at 100.00 515,860
500 Buffalo County School District 007 Kearney Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2016, 3.000%,
12/15/36
4/26 at 100.00 440,265
1,000 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40
12/29 at 100.00 929,800
Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2022:
100 2.000%, 12/15/23 - AGM Insured No Opt. Call 99,465
260 5.000%, 12/15/28 - AGM Insured No Opt. Call 283,881
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%,
6/15/33
3/24 at 100.00 1,093,052
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 860,910
1,500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 1,122,360
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 1,161,870
1,235 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools, Series 2022, 5.000%, 12/15/25
No Opt. Call 1,282,659
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 965,840
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 716,857
Douglas County School District 10 Elkhorn, Nebraska,
General Obligation Bonds, Series 2020:
430 4.000%, 12/15/39 12/30 at 100.00 414,993
400 4.000%, 12/15/40 12/30 at 100.00 381,608
500 Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Refunding Series 2021, 3.000%, 12/15/46
12/30 at 100.00 372,440
Douglas County School District 54, Ralston, Nebraska,
General Obligation Bonds, Series 2023:
405 5.000%, 12/15/43 12/32 at 100.00 440,057
1,000 5.000%, 12/15/48 12/32 at 100.00 1,070,020

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022:
$ 550 4.000%, 5/15/28 5/27 at 100.00 $ 555,533
700 4.000%, 5/15/29 5/27 at 100.00 707,448
500 4.000%, 5/15/30 5/27 at 100.00 505,200
1,000 4.000%, 5/15/42 5/27 at 100.00 934,050
1,000 La Vista, Nebraska, General Obligation Bonds, Highway Allocation Pledge
Series 2023, 5.000%, 9/15/43
3/28 at 100.00 1,038,700
La Vista, Nebraska, General Obligation Bonds, Offstreet
Parking Series 2022:
190 4.000%, 9/15/23 No Opt. Call 190,025
300 4.000%, 9/15/27 1/27 at 100.00 306,918
La Vista, Sarpy County, Nebraska, Tax Supported Bonds,
Taxable Refunding Series 2022:
625 5.000%, 9/15/26 - AGM Insured No Opt. Call 657,987
1,000 5.000%, 9/15/42 - AGM Insured 6/27 at 100.00 1,036,090
Lancaster County School District 1, Lincoln, Nebraska,
General Obligation Bonds, Series 2020:
1,740 5.000%, 1/15/30 No Opt. Call 1,944,641
1,000 3.000%, 1/15/43 7/30 at 100.00 787,960
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call 205,019
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 511,895
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 502,100
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2019:
500 4.000%, 4/15/37 4/29 at 100.00 502,695
1,000 4.000%, 4/15/38 4/29 at 100.00 992,080
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2020A:
380 4.000%, 4/15/31 4/30 at 100.00 397,058
140 3.000%, 4/15/39 4/30 at 100.00 118,549
Omaha, Nebraska, General Obligation Bonds, Various
Purpose Series 2022:
250 5.000%, 4/15/26 No Opt. Call 261,512
1,000 5.000%, 4/15/41 4/32 at 100.00 1,085,420
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 533,015
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 976,550
1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska,
General Obligation Bonds, School Building Series 2022, 5.000%,
12/15/42
11/27 at 100.00 1,029,990
Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B:
750 4.000%, 12/01/35 12/30 at 100.00 771,375
795 3.000%, 12/01/40 12/30 at 100.00 648,227
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 722,108
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 1,062,420
1,000 5.000%, 6/15/41 6/29 at 100.00 1,059,760
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2020B, 3.000%, 12/15/43
12/25 at 100.00 582,570
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 962,500

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Saunders County School District 0001 (Ashland-Greenwood
Public Schools) in the State of Nebraska, General
Obligation Bonds, Series 2022:
$ 140 4.000%, 12/15/26 - BAM Insured No Opt. Call $ 143,098
270 4.000%, 12/15/27 - BAM Insured No Opt. Call 278,314
1,000 4.000%, 12/15/41 - BAM Insured 12/32 at 100.00 970,090
265 4.000%, 12/15/42 - BAM Insured 12/32 at 100.00 255,399
500 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 3.000%, 12/15/42
12/30 at 100.00 394,785
Southeast Community College Area, Nebraska, Certificates
of Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 234,776
1,000 5.000%, 12/15/47 6/28 at 100.00 1,056,220
1,000 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2023, 4.250%,
12/15/48
7/28 at 100.00 958,800
Total Tax Obligation/General 38,612,318
Tax Obligation/Limited - 8.5%
500 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2023,
4.000%, 6/15/43
7/28 at 100.00 473,095
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
10/23 at 100.00 500,265
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/47
6/27 at 100.00 1,124,963
430 Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 415,350
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call 1,068,575
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 504,750
1,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2020B, 3.000%, 4/15/40
4/30 at 100.00 819,870
750 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 739,688
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,610 0.000%, 7/01/46 7/28 at 41.38 726,937
1,200 5.000%, 7/01/58 7/28 at 100.00 1,164,480
800 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 724,032
Total Tax Obligation/Limited 8,262,005
Transportation - 4.3%
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
145 6.000%, 10/01/34 - AGM Insured, (AMT) 10/23 at 100.00 145,226
80 6.375%, 10/01/43, (AMT) 10/23 at 100.00 80,147
70 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/36, (AMT)
7/30 at 100.00 67,710
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 770,269
2,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 2,002,560
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Bonds, Series 2017A:
550 5.000%, 12/15/34, (AMT) 12/26 at 100.00 569,013
550 5.000%, 12/15/36, (AMT) 12/26 at 100.00 564,174
Total Transportation 4,199,099

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 6.3% (c)
Colfax County School District 123 Schuyler Community
Schools, Nebraska, General Obligation Bonds, Refunding
Series 2019:
$ 500 4.000%, 12/15/36, (Pre-refunded 5/22/24) 5/24 at 100.00 $ 502,250
500 4.000%, 12/15/39, (Pre-refunded 5/22/24) 5/24 at 100.00 502,250
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 762,180
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
355 6.000%, 10/01/34, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 355,554
85 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 85,155
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Bonds, Series 2017A:
450 5.000%, 12/15/34, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 473,197
450 5.000%, 12/15/36, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 473,198
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2013A:
715 4.500%, 11/15/28, (Pre-refunded 11/15/23) 11/23 at 100.00 716,652
365 4.500%, 11/15/29, (Pre-refunded 11/15/23) 11/23 at 100.00 365,843
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 759,098
Sarpy County School District 1, Bellevue Public School,
Nebraska, General Obligation Bonds, School Building
Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 592,091
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 559,796
Total U.S. Guaranteed 6,147,264
Utilities - 18.6%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call 472,170
Columbus, Nebraska, Combined Revenue Bonds, Refunding
Series 2020:
375 4.000%, 6/15/34 6/30 at 100.00 384,619
400 4.000%, 6/15/35 6/30 at 100.00 407,544
Grand Island, Nebraska, Combined Utilities Revenue Bonds,
Refunding Series 2020A:
750 4.000%, 8/15/35 - AGM Insured 8/30 at 100.00 767,850
515 4.000%, 8/15/37 - AGM Insured 8/30 at 100.00 515,278
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,940,017
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 920,025
450 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%,
9/01/33
3/30 at 100.00 498,541
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 483,035
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 1,526,070
1,200 Nebraska Public Power District, General Revenue Bonds, Series 2023A,
5.000%, 7/01/28
1/28 at 100.00 1,289,244
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 495,370
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2016A, 4.000%, 2/01/38
2/26 at 100.00 991,820
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 1,043,330
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 1,053,520

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2022B:
$ 750 5.000%, 2/01/47 2/32 at 100.00 $ 806,535
790 5.250%, 2/01/52 2/32 at 100.00 852,228
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 273,930
300 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding
Series 2020A, 4.000%, 4/01/40
4/30 at 100.00 293,388
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 1,013,770
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 1,531,515
600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call 615,174
Total Utilities 18,174,973
Total Municipal Bonds
(cost $102,309,624) 96,027,622
Total Long-Term Investments
(cost $102,309,624) 96,027,622
Other Assets & Liabilities, Net - 1.5% 1,466,670
Net Assets - 100% $ 97,494,292
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 96,027,622 $ – $ 96,027,622
Total
$ – $ 96,027,622 $ – $ 96,027,622
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.7%
X 178,239,333 MUNICIPAL BONDS - 96.7%
X 178,239,333
Education and Civic Organizations - 4.1%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 $ 1,112,608
Forest Grove, Oregon, Student Housing Revenue Bonds,
Oak Tree Foundation, Inc. Project, Series 2017:
440 5.000%, 3/01/24 No Opt. Call 441,976
505 5.000%, 3/01/25 No Opt. Call 510,040
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 107,671
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 888,692
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 98,966
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 568,362
Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 461,308
800 5.000%, 4/01/30 4/25 at 100.00 820,432
490 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 488,898
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 975,250
1,000 Yamhill County, Oregon, Revenue Bonds, Linfield University Project,
Refunding Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 1,026,430
Total Education and Civic Organizations 7,500,633
Health Care - 14.5%
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 375,773
1,000 5.000%, 1/01/33 1/26 at 100.00 1,028,080
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 718,260
Klamath Falls Intercommunity Hospital Authority, Oregon,
Revenue Bonds, Sky Lakes Medical Center Project,
Refunding Series 2016:
730 5.000%, 9/01/29 9/26 at 100.00 752,170
200 5.000%, 9/01/30 9/26 at 100.00 205,876
760 5.000%, 9/01/31 9/26 at 100.00 782,663
270 5.000%, 9/01/32 9/26 at 100.00 277,903
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 1,033,190
Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2014A:
690 5.000%, 11/15/25 5/24 at 100.00 695,638
4,155 4.125%, 11/15/32 5/24 at 100.00 4,163,019
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call 634,476
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 497,857
1,325 5.000%, 10/01/30 10/26 at 100.00 1,360,722
4,105 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 4,465,501
1,000 Oregon Health and Science University, Revenue Bonds, Series 2019A,
5.000%, 7/01/29
No Opt. Call 1,097,410

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A:
$ 1,355 5.000%, 5/15/29 5/26 at 100.00 $ 1,405,799
560 5.000%, 5/15/30 5/26 at 100.00 581,084
1,000 5.000%, 5/15/31 5/26 at 100.00 1,037,380
1,200 5.000%, 5/15/46 5/26 at 100.00 1,212,096
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 2,394,981
Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022:
1,230 5.000%, 7/01/33 7/32 at 100.00 1,291,881
695 5.000%, 7/01/34 7/32 at 100.00 727,985
Total Health Care 26,739,744
Housing/Multifamily - 0.3%
195 Clackamas County Housing Authority, Oregon, Multifamily Housing
Revenue Bonds, Easton Ridge Apartments Project, Series 2013A,
4.000%, 9/01/23
9/23 at 100.00 195,000
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 344,053
Total Housing/Multifamily 539,053
Housing/Single Family - 0.8%
Oregon Housing and Community Services Department,
Single Family Mortgage Program Revenue Bonds, Series
2021A:
935 1.900%, 1/01/33 7/30 at 100.00 778,612
825 1.950%, 7/01/33 7/30 at 100.00 684,082
Total Housing/Single Family 1,462,694
Information Technology - 1.1%
2,000 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 3.800%,
12/01/40, (Mandatory Put 6/15/28)
2/28 at 100.00 1,997,620
Total Information Technology 1,997,620
Long-Term Care - 6.2%
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 286,368
300 5.000%, 11/15/28 11/25 at 102.00 300,876
315 5.000%, 11/15/29 11/25 at 102.00 315,331
330 5.000%, 11/15/30 11/25 at 102.00 329,581
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
525 4.000%, 5/15/24 No Opt. Call 522,170
445 4.000%, 11/15/24 No Opt. Call 440,937
355 4.000%, 5/15/25 No Opt. Call 350,183
460 4.000%, 11/15/25 No Opt. Call 452,019
200 4.000%, 5/15/26 11/25 at 102.00 195,544
400 4.000%, 11/15/26 11/25 at 102.00 389,564
350 4.000%, 5/15/27 11/25 at 102.00 338,993
350 4.000%, 11/15/27 11/25 at 102.00 337,652
450 Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue
Valley Manor, Series 2013A, 5.000%, 10/01/24
10/23 at 100.00 450,508
1,500 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
9/23 at 100.00 1,466,115
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 315,750
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 959,494

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 $ 1,270,592
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 1,082,690
1,940 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 1,722,468
Total Long-Term Care 11,526,835
Tax Obligation/General - 44.4%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call 1,431,489
2,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/33
6/27 at 78.57 1,354,700
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
350 5.000%, 6/15/26 No Opt. Call 367,524
2,835 5.000%, 6/15/27 No Opt. Call 3,034,244
Benton County, Oregon, Full Faith and Credit Obligations,
Series 2023:
350 5.000%, 6/01/37 6/33 at 100.00 392,609
250 5.000%, 6/01/38 6/33 at 100.00 277,980
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 1,028,420
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call 206,742
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 1,707,840
1,250 Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28
6/25 at 100.00 1,286,425
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,068,290
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 636,702
550 5.000%, 6/15/32 6/28 at 100.00 597,938
1,500 Clackamas County School District 46 Oregon Trail, Oregon, General
Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30
6/27 at 100.00 1,601,880
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 659,214
1,195 Clackamas County, Oregon, General Obligation Bonds, Refunding Full
Faith and Credit Series 2020, 1.625%, 6/01/37
6/30 at 100.00 813,843
1,190 Crook County, Oregon, General Obligation Bonds, Convertible Capital
appreciation Series 2022, 0.000%, 6/01/33 (c)
6/32 at 100.00 1,114,126
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 935,030
David Douglas School District 40, Multnomah County,
Oregon, General Obligation Bonds, Series 2023A:
1,135 0.000%, 6/15/34 6/33 at 96.08 738,669
2,000 0.000%, 6/15/35 6/33 at 92.02 1,228,580
1,210 0.000%, 6/15/37 6/33 at 83.14 652,408
1,000 0.000%, 6/15/38 6/33 at 78.73 503,970
1,335 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/36
6/33 at 100.00 1,519,804
2,035 Greater Albany School District 8J, Linn & Benton Counties, Oregon,
General Obligation Bonds, Series 2017, 5.000%, 6/15/32
6/27 at 100.00 2,170,979
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 2,886,557
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 2,028,042

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 $ 1,286,638
Jackson County School District 6, Central Point, Oregon,
General Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 1,718,416
1,700 4.000%, 6/15/35 6/29 at 100.00 1,734,017
315 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
10/23 at 100.00 315,564
1,200 Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith &
Credit Series 2017, 4.000%, 12/01/31
12/27 at 100.00 1,244,472
Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series
2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 1,049,530
1,750 4.000%, 6/15/34 6/30 at 100.00 1,835,733
3,900 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 4,010,838
2,000 Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B,
5.000%, 6/15/34
6/30 at 100.00 2,235,800
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/31 6/28 at 100.00 1,622,160
2,000 5.000%, 6/15/33 6/28 at 100.00 2,160,700
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 1,090,240
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 2,616,850
2,250 Multnomah County School District 7, Reynolds, Oregon, General
Obligation Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 2,314,777
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 1,296,327
765 Oregon City, Oregon, General Obligation Bonds, Series 2018, 5.000%,
6/01/31
6/28 at 100.00 832,121
Pacific Communities Health District, Oregon, General
Obligation Bonds, Series 2016:
325 5.000%, 6/01/27 6/26 at 100.00 336,928
350 5.000%, 6/01/28 6/26 at 100.00 362,659
750 5.000%, 6/01/29 6/26 at 100.00 775,935
770 5.000%, 6/01/31 6/26 at 100.00 794,193
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 1,312,668
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
225 3.750%, 6/15/28 No Opt. Call 221,085
180 4.000%, 6/15/33 6/28 at 100.00 180,245
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 943,254
1,050 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Series 2018, 5.000%, 6/15/30
6/26 at 100.00 1,099,035
500 Redmond Area Park and Recreation District, Deschutes County, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/34
6/33 at 100.00 574,400
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
6/24 at 100.00 353,913
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 683,613
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021,
4.000%, 8/01/41
8/31 at 100.00 2,254,952
Umatilla County School District 6R Umatilla, Oregon,
General Obligation Bonds, Series 2017:
245 5.000%, 6/15/27 No Opt. Call 261,136
340 5.000%, 6/15/29 6/27 at 100.00 363,739
315 5.000%, 6/15/31 6/27 at 100.00 336,171

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 $ 1,343,727
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 901,764
1,000 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2023, 5.000%, 6/15/35
6/33 at 100.00 1,151,290
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 1,344,895
Washington Multnomah & Yamhill Counties School District
1J Hillsboro, Oregon, General Obligation Bonds, Series
2017:
3,750 5.000%, 6/15/32 6/27 at 100.00 3,988,163
1,450 5.000%, 6/15/34 6/27 at 100.00 1,539,972
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 1,064,250
Yamhill County School District 40, McMinnville, Oregon,
General Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 1,011,350
1,000 4.000%, 6/15/32 6/26 at 100.00 1,010,920
Total Tax Obligation/General 81,818,445
Tax Obligation/Limited - 10.1%
1,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%,
6/01/37
6/30 at 100.00 1,007,600
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 2,283,685
500 5.000%, 11/15/29 11/25 at 100.00 504,820
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call 1,648,227
460 5.000%, 10/01/32 No Opt. Call 461,647
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 793,800
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 2,209,260
750 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2022A, 5.000%, 11/15/35
11/32 at 100.00 861,675
11,300 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 3,147,276
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 949,600
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 1,725,680
Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 1,069,090
2,060 4.000%, 10/01/33 4/28 at 100.00 2,068,837
Total Tax Obligation/Limited 18,731,197
Transportation - 4.2%
Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016:
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 448,885
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 396,359
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 353,066
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2015-23, 5.000%, 7/01/28
7/25 at 100.00 1,303,722
1,850 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2019-25B, 5.000%, 7/01/33, (AMT)
7/29 at 100.00 1,967,105

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 3,040 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/34, (AMT)
7/32 at 100.00 $ 3,307,368
Total Transportation 7,776,505
U.S. Guaranteed - 1.9% (d)
155 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24,
(ETM)
No Opt. Call 156,304
Oregon Facilities Authority, Revenue Bonds, Reed College,
Series 2017A:
795 5.000%, 7/01/30, (Pre-refunded 7/01/27) 7/27 at 100.00 850,141
425 4.000%, 7/01/32, (Pre-refunded 7/01/27) 7/27 at 100.00 439,263
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 1,074,900
855 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 919,039
Total U.S. Guaranteed 3,439,647
Utilities - 9.1%
Beaverton, Oregon, Water Revenue Bonds, Series 2022:
2,090 4.000%, 4/01/35 4/32 at 100.00 2,197,092
2,150 4.000%, 4/01/36 4/32 at 100.00 2,221,423
Central Lincoln Peoples Utility District, Oregon, Electric
Revenue Bonds, Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 504,550
350 5.000%, 12/01/33 12/25 at 100.00 359,821
350 5.000%, 12/01/34 12/25 at 100.00 359,821
270 Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016,
5.000%, 11/01/33
5/25 at 100.00 275,052
Eugene, Oregon, Water Utility System Revenue Bonds,
Series 2023:
250 5.000%, 8/01/35 8/33 at 100.00 287,840
250 5.000%, 8/01/36 8/33 at 100.00 284,592
250 5.000%, 8/01/37 8/33 at 100.00 281,478
250 5.000%, 8/01/38 8/33 at 100.00 279,487
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 1,088,430
1,120 5.000%, 7/01/29 7/26 at 100.00 1,144,607
1,180 5.000%, 7/01/30 7/26 at 100.00 1,206,054
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 2,541,050
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 2,081,420
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call 1,025,290
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33,
144A
5/29 at 100.00 568,953
Total Utilities 16,706,960
Total Municipal Bonds
(cost $181,791,998) 178,239,333
Total Long-Term Investments
(cost $181,791,998) 178,239,333

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.2%
X 4,000,000 MUNICIPAL BONDS - 2.2%
X 4,000,000
Health Care - 2.2%
$ 1,500 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018A, 4.750%, 8/01/34, (Mandatory Put 9/08/23) (e)
9/23 at 100.00 $ 1,500,000
2,500 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018B, 3.200%, 8/01/34, (Mandatory Put 9/08/23) (e)
9/23 at 100.00 2,500,000
Total Health Care 4,000,000
Total Municipal Bonds
(cost $4,000,000) 4,000,000
Total Short-Term Investments
(cost $4,000,000) 4,000,000
Total Investments
(cost $185,791,998) - 98.9% 182,239,333
Other Assets & Liabilities, Net - 1.1% 2,047,131
Net Assets - 100% $ 184,286,464
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 178,239,333 $ – $ 178,239,333
Short-Term Investments:
Municipal Bonds – 4,000,000 – 4,000,000
Total
$ – $ 182,239,333 $ – $ 182,239,333
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity